One Year Fee Waiver Or Expense Reimbursement [Member] Shareholder Fees	Oct. 31, 2025 USD ($)
Payden U.S. Government Fund | Payden U.S. Government Fund (Investor Class)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0